COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Real estate:
Buildings and improvements	$ 4,030,139	$ 1,940,808
Construction in progress	85,145	41,678
Land and improvements	555,533	176,475
Accumulated depreciation	(573,675)	(505,297)
Net real estate	4,097,142	1,653,664
Investment in unconsolidated joint venture	0	312,709
Accounts receivable, net of allowance of $3,994 and $2,018	25,406	19,431
Cash and cash equivalents	338,064	19,652
Restricted cash	86,559	64,609
Intangible assets	419,260	26,670
Deferred tax assets	115,929	107,074
Goodwill	3,849	3,849
Other assets	133,778	134,557
Total assets	5,219,987	2,342,215
LIABILITIES AND EQUITY
Mortgage debt	0	102,688
Accounts payable, accrued liabilities, and other liabilities	376,502	284,210
Deferred revenue	718,394	673,007
Total liabilities	1,094,896	1,059,905
Commitments and contingencies (Note 10)
Parent's net investment	0	1,282,310
Additional paid-in capital	3,211,906	0
Cumulative dividends in excess of earnings	(102,029)	0
Total stockholders' equity	3,112,980	1,282,310
Common units of Janus Living OP, LLC, held by Healthpeak Properties, Inc.	1,009,009	0
Other noncontrolling interests	3,102	0
Total noncontrolling interests	1,012,111	0
Total equity	4,125,091	1,282,310
Total liabilities and equity	5,219,987	2,342,215
Class A-1 Shares
LIABILITIES AND EQUITY
Common stock, value	2,344	0
Class A-2 Shares
LIABILITIES AND EQUITY
Common stock, value	$ 759	$ 0